Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 4,564
2024	3,535
2025	2,224
2026	1,992
2027	1,668
Thereafter	6,268
Total payments	20,251
Less: imputed interest	(5,969)
Less: foreign exchange (gain)/loss	463
Total	$ 14,745